Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($)		12 Months Ended
		Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Total		$ 376,771	$ 526,691
Scott Melbye - Chief Executive Officer [Member]
Statement Line Items [Line Items]
Total	[1]	141,874	99,778
Scott Melbye - Former Chairman [Member]
Statement Line Items [Line Items]
Total	[2]		59,904
Philip Williams - Former Chief Executive Officer [Member]
Statement Line Items [Line Items]
Total	[3]		157,494
Josephine Man - Chief Financial Officer [Member]
Statement Line Items [Line Items]
Total	[4]	83,373	133,015
Amir Adnani - Chairman [Member]
Statement Line Items [Line Items]
Total	[5]	102,000	46,500
Independent Directors [Member]
Statement Line Items [Line Items]
Total	[6]	$ 49,524	$ 30,000

[1]	Management fee of $141,874 (2020: $99,778) for the year ended April 30, 2021 represented salaries paid to a company controlled by Scott Melbye, who is the President, Chief Executive Officer and a director of the Company.
[2]	Chair fee of $Nil (2020: $59,904) for the year ended April 30, 2021 was charged by a company controlled by Scott Melbye, in his capacity at such time as the Chairman and as a member of the Company's Advisory Committee.
[3]	Management fee of $Nil (2020: $157,494) for the year ended April 30, 2021 represented salaries and other expenses incurred for services provided by a company controlled by Philip Williams, who was the President, Chief Executive Officer and a director of the Company until October 2019. The amount payable to a company controlled by Mr. Williams of $102,896 as at April 30, 2020 was paid during the year ended April 30, 2021.
[4]	Management fee of $83,373 (2020: $133,015) for the year ended April 30, 2021 represented salaries and other expenses for services provided by Josephine Man, the Company's Chief Financial Officer, and a company controlled by Ms. Man. The amount payable to a company controlled by Ms. Man of $6,327 as at April 30, 2020 was paid during the year ended April 30, 2021.
[5]	Chair fee of $102,000 (2020: $46,500) for the year ended April 30, 2021 was charged by a company controlled by Amir Adnani, the Chairman of the Company.
[6]	Consisted of independent directors' fees.